40 Assets held for sale and discontinued operations (Details Narrative) - BRL (R$) R$ in Thousands			12 Months Ended
	Sep. 16, 2020	Sep. 11, 2020	Dec. 31, 2020	Dec. 31, 2019
AssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Percentage of goodwill			85.00%	101.50%
Copel Telecomunicacoes [member]
AssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Minimum divestment price	R$ 1,401,090
Bid amount		R$ 2,395,000
Percentage of goodwill		70.94%
Contingent liabilities			R$ 74,437